FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:       /  /      (a)

or fiscal year ending:  12/31/16  (b)

Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box “[ / ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: Incapital Unit Trust
	B.	File Number: 811-22581
	C.	Telephone Number: 312-379-3700

2.	A.	Street: 200 South Wacker Drive, St. 3700
	B.	City: Chicago	C. State: IL	D. Zip Code: 60606	Zip Ext:
	E.	Foreign Country:		Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) N

4. Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N
    [If answer is “Y” (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N) Y
    [If answer is “Y” (Yes) complete only items 111 through 133.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) N
    [If answer is “N” (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period?

If filing more than one
Page 47,“X” box: ☐

For period ending 12/31/16

File number 811-22581

UNIT INVESTMENT TRUSTS

111.	A.	[ / ]	Depositor Name: Nuveen Securities, LLC
	B.	[ / ]	File Number (If any): N/A
	C.	[ / ]	City: Chicago	State: IL	Zip Code: 60606	Zip Ext.:
		[ / ]	Foreign Country:		Foreign Postal Code:

111.	A.	[ / ]	Depositor Name:
	B.	[ / ]	File Number (If any):
	C.	[ / ]	City:	State:	Zip Code:	Zip Ext.:
		[ / ]	Foreign Country:		Foreign Postal Code:

112.	A.	[ / ]	Sponsor Name: Nuveen Securities, LLC
	B.	[ / ]	File Number (If any): N/A
	C.	[ / ]	City: Chicago	State: IL	Zip Code: 60606	Zip Ext.:
		[ / ]	Foreign Country:		Foreign Postal Code:

112.	A.	[ / ]	Sponsor Name:
	B.	[ / ]	File Number (If any):
	C.	[ / ]	City:	State:	Zip Code:	Zip Ext.:
		[ / ]	Foreign Country:		Foreign Postal Code:

If filing more than one
Page 48,“X” box: ☐

For period ending 12/31/16

File number 811-22581

113.	A.	[ / ]	Trustee Name: Bank of New York Mellon
	B.	[ / ]	City: New York	State: NY	Zip Code: 11217	Zip Ext.:
		[ / ]	Foreign Country:		Foreign Postal Code:

113.	A.	[ / ]	Trustee Name:
	B.	[ / ]	City:	State:	Zip Code:	Zip Ext.:
		[ / ]	Foreign Country:		Foreign Postal Code:

114.	A.	[ / ]	Principal Underwriter Name: —
	B.	[ / ]	File Number: 8-
	C.	[ / ]	City:	State:	Zip Code:	Zip Ext.:
		[ / ]	Foreign Country:		Foreign Postal Code:

114.	A.	[ / ]	Principal Underwriter Name:
	B.	[ / ]	File Number: 8-
	C.	[ / ]	City:	State:	Zip Code:	Zip Ext.:
		[ / ]	Foreign Country:		Foreign Postal Code:

115.	A.	[ / ]	Independent Public Accountant Name: KPMG LLP
	B.	[ / ]	City: Chicago	State: IL	Zip Code: 60604	Zip Ext.:
		[ / ]	Foreign Country:		Foreign Postal Code:

115.	A.	[ / ]	Independent Public Accountant Name:
	B.	[ / ]	City:	State:	Zip Code:	Zip Ext.:
		[ / ]	Foreign Country:		Foreign Postal Code:

If filing more than one
Page 49,“X” box: ☐

For period ending 12/31/16

File number 811-22581

116.	Family of investment companies information:

	A.	[ / ]	Is Registrant part of a family of investment companies? (Y/N)	Y
Y/N
	B.	[ / ]	Identify the family in 10 letters: Nuveenfund
(NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.	A.	[ / ]	Is Registrant a separate account of an insurance company? (Y/N)	N
Y/N
If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?:

	B.	[ / ]	Variable annuity contracts? (Y/N)	—
Y/N

	C.	[ / ]	Scheduled premium variable life contracts? (Y/N)	—
Y/N

	D.	[ / ]	Flexible premium variable life contracts? (Y/N)	—
Y/N

	E.	[ / ]	Other types of insurance products registered under the Securities Act of 1933? (Y/N)	—
Y/N

3

118.	[ / ]	State the number of series existing at the end of the period that had securities registered
		under the Securities Act of 1933	55

119.	[ / ]	State the number of new series for which registration statements under the Securities Act of
		1933 became effective during the period	20

120.	[ / ]	State the total value of the portfolio securities on the date of deposit for the new series
		included in item 119 ($000’s omitted)	$2,662

121.	[ / ]	State the number of series for which a current prospectus was in existence at the end of the period	55

122.	[ / ]	State the number of existing series for which additional units were registered under the
		Securities Act of 1933 during the current period	22

If filing more than one
Page 50,“X” box: ☐

For period ending 12/31/16

File number 811-22581

123.	[ / ]	State the total value of the additional units considered in answering item 122 ($000’s omitted)	$23,330

124.	[ / ]	State the total value of units of prior series that were placed in the portfolios of subsequent
		series during the current period (the value of these units is to be measured on the date they were
		placed in the subsequent series) ($000’s omitted)	$133,766

125.	[ / ]	State the total dollar amount of sales loads collected (before reallowances to other brokers or
		dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person
		of the principal underwriter during the current period solely from the sale of units of all
		series of Registrant ($000’s omitted)	$5,166

126.		Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary
		market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior
		series placed in the portfolio of a subsequent series.) ($000’s omitted)	$5

127.		List opposite the appropriate description below the number of series whose portfolios are invested
		primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets
		at market value as of a date at or near the end of the current period of each such group of series and the
		total income distributions made by each such group of series during the current period (excluding
		distributions of realized gains, if any):

Total Income
		Number of	Total Assets	Distributions
		Series Investing	($000’s omitted)	($000’s omitted)
A.	U.S. Treasury direct issue		$	$
B.	U.S Government agency		$	$
C.	State and municipal tax-free		$	$
D.	Public utility debt		$	$
E.	Brokers or dealers debt or debt of
	brokers’ or dealers’ parent		$	$
F.	All other corporate intermed. & long-
	term debt		$	$
G.	All other corporate short-term debt		$	$
H.	Equity securities of brokers or dealers
	or parents of brokers or dealers		$	$
I.	Investment company equity securities	2	$ 19,881	$ 1,983
J.	All other equity securities	48	$ 398,480	$ 7,624
K.	Other securities		$	$
L.	Total assets of all series of registrant	50	$ 418,361	$ 9,607

If filing more than one
Page 51,“X” box: ☐

For period ending 12/31/16

File number 811-22581

128.	[ / ]	Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other
		than the issuer? (Y/N)	N

		[If answer is “N” (No), go to item 131.]	Y/N

129.	[ / ]	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

		[If answer is “N” (No), go to item 131.]	Y/N

130.	[ / ]	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
Y/N

131.		Total expenses incurred by all series of Registrant during the current reporting period
		($000’s omitted)	$1,260

132.	[ / ]	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811- 22581	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

133.
If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

A.	Name of the issuer; N/A
B.	Exchange ticker symbol; N/A
C.	CUSIP number; N/A
D.	Total number of shares or, for debt securities, principal amount divested; N/A

E.	Date(s) that the securities were divested; N/A

F.
If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and     N/A

G.	Name of the statue that added the provision of Section 13(c) in accordance with which the securities were divested. N/A

This item 133 shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (Nuveen Securities, LLC).

City of: Chicago	State of: IL	Date: __2/24/17____

Name of Registrant, Depositor, or Trustee:

/s/ Lucas Satre, MD	/s/ _John Browning, SMD___
Lucas Satre, MD	_ John Browning, SMD___
By Nuveen Securities, LLC:	Witness (Name and Title):

SEC’s Collection of Information

An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Filing of this Form is mandatory. Section 30 of the Investment Company Act of 1940 (“1940 Act”) and the rules thereunder, and Sections 13 and 15(d) of the Securities Exchange Act of 1934 require investment companies to file annual and periodic reports with the Commission. The Commission has specified Form N-SAR for reports for investment companies. The Commission staff uses the information in performing inspections of investment companies, selectively reviewing registration documents filed under the 1940 Act and the Securities Act of 1933 and conducting studies and other types of analyses necessary to keep the Commission’s regulatory program for investment companies current in relation to changing industry conditions. The information collected on Form N-SAR is publicly available. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate of this Form and any suggestions for reducing the burden of the Form. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. §3507.